Segment information - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 segment
Segment Reporting [Line Items]
Number of reportable segments | segment			2		3
Total consolidated	$ 48	$ 822	$ 480	$ 1,395
Cespira | Operating Segments
Segment Reporting [Line Items]
Total consolidated	$ 1,515	$ 322	$ 2,543	$ 1,571